As filed with the Securities and Exchange Commission on April 21, 1998


                           1940 Act File No. 811-07939

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 1

                                 MERRIMAC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 637-7622

                           Susan C. Mosher, Secretary
                                 Merrimac Funds
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Philip H. Newman
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

                                 MERRIMAC FUNDS

                                EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant's series may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors and high net worth individuals. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in any series of the Registrant.

Pursuant to General Instruction F3 of Form N-1A, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3 and 5A of Part A thereof, responses to all items of Part C except Items 24(b)(6), 24(b)(10), 24(b)(11) and 24(b)(12) required signatures, and all other documents that are required or which the Registrant may file as part of the registration statement.

                                       (i)

                                     PART A
                                 April 21, 1998


Responses to Items 1 through 3 and 5A have been omitted pursuant to paragraph 3 of Instruction F of the General Instructions to Form N-1A.

Item 4.          General Description of Registrant


The Merrimac Funds (the "Trust") is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the 1940 Act. The Trust was organized as a business trust under the laws of the State of Delaware on October 30, 1996. The Trust has established two series:
Merrimac Cash Fund (the "Cash Fund") and Merrimac Treasury Fund (the "Treasury Fund") (collectively, the "Funds" and singly, a "Fund"). The shares of beneficial interest in each series shall hereinafter be referred to as "shares" and holders of such interests shall hereinafter be referred to as "shareholders." Each Fund is diversified within the meaning of the 1940 Act. Beneficial interests in each Fund are issued solely in private placement transactions which do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in a Fund may only be made by investors that qualify as "accredited investors" within the meaning of Regulation D under the 1933 Act, which generally includes institutional investors and high net worth individuals ("Eligible Investors"), seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

Each Fund offers three classes of shares to investors: namely Institutional Class, Premium Class and Placement Class shares, which each represent interests in such Fund. The three classes differ in (i) the imposition of a shareholder servicing fee for Institutional Class shares equal to a maximum of 0.25% of average daily net assets of the Institutional Class shares; (ii) the imposition of a shareholder servicing fee and a placement fee each equal to a maximum of 0.25% of average daily net assets of the Placement Class shares; and (iii) the maximum initial investment for each Class.

Investment Objective

The investment objective of each Fund is to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Cash Fund and the Treasury Fund each seek to achieve its investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio" or a "Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" or a "Portfolio"), respectively, which are each a series of the Merrimac Master Portfolio (the "Portfolio Trust"), an open-end management investment company established as a New York common law trust on October 30, 1996. Each Portfolio Trust is treated as a partnership for federal tax purposes. Each Portfolio has the same investment objective and policies as its corresponding Fund. There is no assurance that either Fund or either Portfolio will achieve its investment objective. Each Fund's and each Portfolio's investment objective and investment policies (other than the policies identified in Item 13, Part B of this Registration Statement) are not fundamental and may be changed at any time by the Board of Trustees of the Trust or the Portfolio Trust, respectively, upon at least 30 days prior written notice to shareholders of the particular Fund or Portfolio.

Investment Policies

Each Portfolio seeks to achieve the same objective as its corresponding Fund by investing in high quality U.S. dollar denominated money market instruments. Since the characteristics of the Funds will correspond directly to those of their Portfolio, the following is a discussion of the various investment policies of the Portfolios. Except as otherwise provided below, the Funds' investment policies are not "fundamental policies" as such term is defined in the 1940 Act and may therefore be changed by the Trust's Board of Trustees without a shareholder vote.

The Cash Portfolio may invest in U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities ("U.S. Government Securities"); securities of U.S. and non-U.S. banks or thrift


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organizations (such as bankers' acceptances, time deposits and certificates of deposit); corporate debt obligations, including commercial paper, notes and bonds and other money market instruments; asset-backed securities; and variable rate obligations (defined as a security whose coupon rate resets at least every six months). The Cash Portfolio also may invest in repurchase agreements that are collateralized by the securities listed above with no restrictions on the maturity of obligations collateralizing such repurchase agreements.

The Treasury Portfolio will invest substantially all, but not less than 65% of its assets in U.S. Government Securities which are backed by the "full faith and credit" of the U.S. Government. To maximize the tax-effective yield for shareholders, under normal circumstances, the Treasury Portfolio will invest primarily in obligations that qualify for the exemption from state taxation.

The Cash Portfolio and the Treasury Portfolio will each operate as a "money market mutual fund" and all investments will qualify as "eligible securities" within the meaning of Rule 2a-7 under the 1940 Act. Consistent with Rule 2a-7, the Cash Portfolio and the Treasury Portfolio will not purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and with respect to the Cash Portfolio, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer.

Additional Investment Policies

Maturity and Quality. Each Portfolio will manage interest rate risk by maintaining a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days (as determined in accordance with Rule 2a-7 under the 1940 Act.) Each Portfolio may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Each Portfolio intends to incur only minimal credit risk. The Portfolios may only purchase securities, in addition to U.S. Government Securities, that are rated in the highest or second highest rating categories for short-term obligations by at least two nationally recognized statistical rating organizations ("NRSROs"). As a matter of operating policy, however, the Portfolios will only invest in securities, exclusive of U.S. Government Securities, that are rated in the highest rating category for short-term obligations by at least two NRSROs. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.

Investment Restrictions. Part B of this Registration Statement contains a list of specific investment restrictions which govern the investment policies of the Funds and the Portfolios. These specific restrictions are "fundamental policies" and may not be changed without shareholder approval. Except as otherwise indicated, each Fund's and each Portfolio's investment policies may be changed at any time by the respective Board of Trustees upon at least 30 days prior written notice to shareholders of the particular Fund or Portfolio. If a percentage or rating restriction is adhered to at the time an investment is made, a later change in percentage caused by a change in the Portfolio's asset size or rating resulting from changes made subsequently by NRSROs will not be a violation of policy.

Investment Practices

Money Market Instruments. An investment in a Portfolio is subject to interest rate risk and credit risk of the issuers of the money market instruments. All money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due.

U.S. Government Securities. Each Portfolio may invest in U.S. Government Securities. Not all U.S. Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" Government Securities. The Treasury Portfolio will primarily invest in "full faith and credit" U.S. Government Securities.

Bankers' Acceptances. The Cash Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Time Deposits. The Cash Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

Certificates of Deposit. The Cash Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Commercial Paper. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

Corporate Debt Obligations. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

Asset-Backed Securities. The Cash Portfolio also may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Cash Portfolio may invest in asset-backed securities; however, the Cash Portfolio will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Cash Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

When-Issued and Delayed Delivery Transactions. Each Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When such a

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security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. A Portfolio generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, a Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. The market value of when-issued or delayed delivery securities when they are delivered may be less than the amount the Portfolios paid for them.

Variable and Floating Rate Instruments. Certain of the obligations purchased by the Portfolios may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

Repurchase Agreements. The Cash Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Cash Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. The Cash Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities" see also Private Placements and Illiquid Securities" below.

Reverse Repurchase Agreements. The Cash Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Cash Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Cash Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time the Cash Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with the Cash Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by the Cash Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Portfolio Trust have adopted guidelines and delegated to each Portfolio's investment adviser or sub-adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Short-Term Trading. Although the Portfolios usually intend to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Risk Factors

The shares of the Funds have not been registered under the 1933 Act and, because they will be offered only to accredited investors, it is anticipated that they will be exempt from the registration provisions thereof. Shares of the Funds may not be transferred or resold without registration under the 1933 Act or pursuant to an exemption from such registration.

Investments in Fund shares or Portfolio shares are neither insured nor guaranteed by the government. Although the policies of the Cash Fund, the Treasury Fund, the Cash Portfolio and the Treasury Portfolio are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, the Cash Fund or the Treasury Fund's net asset value could deviate from $1.00. Shares of either Fund and either Portfolio are not deposits or obligations of, or guaranteed or endorsed by, Investors Bank & Trust Company ("Investors Bank") or The Bank of New York ("BNY"), and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency, and involve investment risks including the possible loss of principal.

A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action under the circumstances.

Additional Information Concerning Investment Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio, each of which is registered as an open-end investment management company under the 1940 Act. The Portfolios have the same investment objective and policies as their corresponding Fund. In addition to selling its beneficial interests or shares to the Fund, a Portfolio may sell shares to other mutual funds, collective investment vehicles, or institutional investors. These investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of such Portfolio's expenses. However, these other investors may be subject to different operating expenses than those of the

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Funds. Therefore, investors in each Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds and other pooled investment vehicles that invest in the Portfolio and investors investing in different funds and other pooled investment vehicles that invest in a Portfolio. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may preclude its corresponding Fund from investing its investable assets in the Portfolio and/or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in-kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in a Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro-rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro-rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, if a Fund is requested to vote on matters pertaining to its corresponding Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by such shareholders. A Fund will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of a Fund who do not vote will have no effect on the outcome of such matters.

In addition, each Fund offers three classes of shares to investors, Premium Class, Institutional Class and Placement Class shares, all three of which represent interests in such Fund. The three classes differ in that (i) the Institutional Class shares impose a shareholder servicing fee equal to a maximum of .25% of average daily net assets of the Institutional Class shares; (ii) the Placement Class shares impose a shareholder servicing fee equal to a maximum of
 .25% of average daily net assets and a placement fee equal to a maximum of .25% of average daily net assets of the Placement Class shares and (iii) the Premium Class shares charge no shareholder servicing or placement fees but require a much higher initial investment than the other classes.

Item 5.  Management of the Funds and the Portfolios

The Board of Trustees of the Trust and the Portfolio Trust

The business and affairs of each Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of the Cash Portfolio and the Treasury Portfolio are managed under the direction of the Board of Trustees of the Portfolio Trust. Each Board of Trustees approves all significant agreements between each Fund or Portfolio and the persons and companies that furnish services to each Fund or Portfolio, including (when applicable) agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The day-to-day operations of each Fund are delegated to its corresponding Portfolio's investment manager and such Fund's officers. More information regarding the Trustees and officers of the Trust and the Portfolio Trust appear in Part B of this Registration Statement.

The Adviser

The Board of Trustees of the Portfolio Trust have authorized Investors Bank to serve as the investment adviser to each Portfolio of the Portfolio Trust pursuant to an Investment Adviser Agreement (the "Adviser Agreement"). Under the Adviser Agreement, Investors Bank continuously reviews and supervises each Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Portfolio Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides

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domestic and global custody, multi currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. The business address of Investors Bank is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996) but otherwise has no previous experience in providing investment advisory services.

The Sub-Advisers

BNY serves as the Cash Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement") with Investors Bank. Under the BNY Sub-Adviser Agreement, BNY manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's and Fund's investment objective, policies and restrictions. BNY is a wholly owned subsidiary of The Bank of New York Company, Inc. BNY has discretionary investment authority for the short-term money management of accounts exceeding $50 billion. The business address of BNY is 48 Wall Street, New York, New York 10286. For its services to the Portfolio, BNY is paid by Investors Bank a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the Cash Portfolio.

Aeltus Investment Management, Inc. ("Aeltus") serves as the Treasury Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement") with Investors Bank. Under the Aeltus Sub-Adviser Agreement, Aeltus manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Portfolio Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's and Fund's investment objective, policies and restrictions. Aeltus is an indirect wholly owned subsidiary of Aetna Inc. As of December 31, 1997, Aeltus managed approximately $ 44.6 billion in assets for various individual and institutional accounts, including registered investment companies. The business address of Aeltus is 242 Trumbull Street, Hartford, Connecticut 06103-1205. For its services to the Treasury Portfolio, Aeltus is paid by Investors Bank a monthly fee computed at an annual rate of 0.08% of the average daily net assets of the Treasury Portfolio.

The Administrator, Transfer Agent, Custodian and Fund Accountant

Investors Bank serves as Administrator to the Funds and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Cash Portfolio and the Treasury Portfolio. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also acts as transfer agent for each Fund and IBT Fund Services (Canada) Inc. ("IBT Canada"), a subsidiary of Investors Bank, acts as transfer agent for the Portfolios. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of shares and the establishment and maintenance of shareholder accounts for each Fund and IBT Canada is responsible for maintaining records of holders in interest for each Portfolio. IBT Canada also serves as fund accountant to the Funds and the Portfolios. In such capacity, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio and Fund.

Investors Bank acts as custodian for each Fund and each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

For its services under the Adviser Agreement, Administration Agreement, Transfer Agency Agreement, Custodian Agreement and the Fund Accounting Agreement, the Cash Portfolio and the Treasury Portfolio each pay Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of 0.17% of the average daily net assets of such Portfolio. For its services under the Administration Agreement, Transfer Agency Agreement, Custodian

Agreement and Fund Accounting Agreement, the Cash Fund and the Treasury Fund each pay Investors Bank a fee which is calculated daily and paid monthly, at an annual rate of 0.01% of the average daily net assets of such Fund. Investors Bank is solely responsible for the payment of all fees to BNY, Aeltus and to its subsidiaries. For the fiscal year ended December 31, 1997, the compensation paid to Investors Bank by the Cash Fund, the Cash Portfolio, the Treasury Fund and the Treasury Portfolio was 0.01%, 0.14%, 0.01% and 0.17%, respectively, of the Funds' and Portfolios' average net assets.

Trust and Portfolio Trust Expenses

The Trust and the Portfolio Trust will each pay all of their expenses other than those expressly assumed by Investors Bank. The principal expenses of the Trust and the Portfolio Trust are the fees for advisory services (for the Portfolio Trust only), administration, custody, fund accounting and transfer agency services, all of which are payable to Investors Bank. Other expenses include:
(i) amortization of deferred organizational costs; (ii) taxes, if any; (iii) expenses for legal, auditing and financial accounting services; (iv) expense of preparing (including typesetting, printing and mailing) reports and notices to existing shareholders; (v) expense of issuing and redeeming Trust and Portfolio Trust, shares; (vi) the fees, travel expenses and other out-of-pocket expenses of the independent Trustees of the respective Board; (vii) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of the Trust and the Portfolio Trust, respectively, to indemnify the Trustees, shareholders and agents of the Trust and the Portfolio Trust, respectively; and (viii) other expenses properly payable by the Trust or the Portfolio Trust, as the case may be.

Item 6.  Capital Stock and Other Securities

Attributes of Fund Shares

Investments in the Funds have no preferences, pre-emptive or conversion or similar rights and are fully paid and nonassessable, by the Trust. Neither Fund is required and neither has a current intention to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees of the Trust from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the Trust's Master Trust Agreement or as deemed necessary or desirable by the Trustees. Changes in fundamental policies will be submitted to shareholders. Shareholders have under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified percentage of the aggregate value of the Trust's outstanding shares (or of a Fund's outstanding shares on matters relating solely to one Fund) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Trust is organized as a business trust under the laws of the State of Delaware. Under the Master Trust Agreement, dated October 30, 1996 and amended February 6, 1997 and November 5, 1997, the Trustees are authorized to issue shares (i.e., beneficial interests) in the Funds. Each Fund share entitles the shareholder of record to one vote. Investments in a Fund may not be transferred, but a shareholder may withdraw all or any portion of its investment at any time at net asset value. If a Fund is requested to vote on any matter pertaining to a Portfolio (other than a vote to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will (i) call a meeting of shareholders of the Fund for the purpose of seeking instructions from shareholders regarding such matters, (ii) vote the Fund's interest in the Portfolio proportionally as instructed by shareholders of the Fund, and (iii) vote the Fund's interest in the Portfolio with respect to shares held by shareholders of the Fund who do not give voting instructions in the same proportion as the shares of shareholders of the Fund who do give voting instructions.

Fund shares are not registered under the 1933 Act and are sold in reliance upon an exemption from registration. Shares may not be transferred or resold without registration under the 1933 Act, except pursuant to an exemption from registration. However, Fund shares may be redeemed on any day that the New York Stock Exchange is open for business (a "Business Day").

Control Persons -

As of April 1, 1998, BNY As Agent For Its Securities Lending Customers and Investors Bank As Security Lending Agent FBO, each beneficially owned more than 25% of the voting securities of the Premium Class of the Cash Fund and therefore each controls, as such term is defined under the 1940 Act, the Premium Class of the Cash Fund. As of April 1, 1998, Saturn & Co, C/O Investors Bank, beneficially owned more than 25% of the voting securities of the Institutional Class of the Cash Fund and therefore controls, as such term is defined under the 1940 Act, the Institutional Class of the Cash Fund.

Shareholder Inquiries


All shareholder inquiries should be directed to Merrimac Funds c/o Investors
Bank.


Dividends and Distributions

Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day to such Fund's shareholders of record at 2:00 p.m., Eastern time on that day, and will pay such dividends monthly. Distributions of net long term capital gains, if any, for the year are made at least annually. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at net asset value and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by notification to Investors Bank prior to the record date of any such dividend or distribution.

It is intended that each Portfolio's assets, income sources and dividend and capital gain distributions will be managed in such a way that each Fund, as a shareholder in a Portfolio, will be able to satisfy the requirements of Subchapter M of the Code to be treated as a "regulated investment company", assuming that the Fund invested all of its investable assets in the Portfolio and met its Fund specific qualification requirements, although no assurance can be given in this regard. As a regulated investment company, each Fund would not be liable for U.S. Federal income taxes on its net investment income and capital gains to the extent such amounts are distributed to Shareholders in accordance with the Code .

Item 7.  Purchase of Securities Being Offered

Shares of each Fund are sold at the net asset value next computed after the purchase order is received in good order by the Trust for shares received by Investors Bank, the Fund's Custodian. The net asset value of each Fund's share will be determined at 2:00 p.m. (ET) on each Business Day.

Shares of each Fund are sold on a private placement basis in accordance with Regulation D under the 1933 Act, directly by the Fund without a distributor and are not subject to a sales load or redemption fee; assets of the Institutional Class of shares of each Fund are subject to a shareholder servicing fee of up to 0.25% of average daily net assets. The assets of the Placement Class of shares of each Fund are subject to a shareholder servicing fee of up to 0.25% of average daily net assets and a placement fee of up to 0.25% of average daily net assets. The assets of the Premium Class of shares are not subject to a Rule 12b-1 or shareholder servicing fee. Shares of each Fund may be purchased by Eligible Investors that have opened accounts with the Fund. The minimum initial investment for Institutional Class shares and Placement Class shares is $10,000. The minimum initial investment for Premium Class shares is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. If an account balance falls below $1 million for Premium Class and $10,000 for Institutional Class and Placement Class due to redemption, a Fund may close the account. Investors will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

Share purchase orders are effective on the date a Fund receives a completed Subscription Agreement (and other required documents) and immediately available funds are received by the Fund in the Fund's account with Investors Bank, the Fund's transfer agent and dividend-disbursing agent. Purchases may be made only by wire.

A bank may impose a charge to execute a wire transfer. A purchaser must call Investors Bank at 1-888-MERRMAC to notify the transfer agent of an incoming wire transfer. A purchase order for shares received in proper form by 2:00 p.m., Eastern time, on a Business Day will be executed at the net asset value per share next determined after receipt of the order and will receive the dividend declared on the day of purchase, provided that Investors Bank receives the wire by the close of the Federal Reserve wire system on the day the purchase order is received.

Each Fund reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

Item 8.  Redemption or Repurchase

Shareholders may redeem all or a portion of their shares on any Business Day. Redemptions will be made at the net asset value next determined after Investors Bank has received a proper notice of redemption. If notice of redemption is received prior to 2:00 p.m., Eastern time, on any Business Day, the redemption will be effective on the date of receipt and the shareholder will not receive the dividend for that day. Proceeds of the redemption will ordinarily be made by wire on the same Business Day, but in any event within seven Business Days from the date of receipt. Shareholders liquidating their account after 2:00 p.m. Eastern time, on any Business Day will receive upon redemption all dividends reinvested through the date preceding the effective date of redemption and payment will ordinarily be made by wire on the next Business Day, but, in any case, within seven Business Days from the date of receipt of a proper notice of redemption.

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by either Fund to redeem; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

Item 9.  Pending Legal Proceedings

None.

Item 10.  Cover Page

                                 MERRIMAC FUNDS

                                     PART B

                                 APRIL 21, 1998


Merrimac Funds (the "Trust") is a registered open-end investment company organized as a Delaware business trust offering beneficial interests in two series: Merrimac Cash Fund (the "Cash Fund") and Merrimac Treasury Fund (the "Treasury Fund"). Each Fund is diversified as defined in the Investment Company Act of 1940 (the "1940 Act").

This Part B supplements information concerning the Trust, the Cash Fund and the Treasury Fund contained in Part A of the Trust's Registration Statement dated April 21, 1998. This Part B should be read in conjunction with Part A, which may be obtained by telephoning or writing the Trust at 200 Clarendon Street, Boston, Massachusetts 02116, telephone 1-888-MERRMAC.

Item 11.  Table of Contents

                                                                      Page

              General Information and History                         B-4

              Investment Objectives and Policies                      B-4

              Management of the Funds and the Portfolios              B-7

              Control Persons and Principal Holders of Securities     B-8

              Investment Advisory and Other Services                  B-9

              Brokerage Allocation and Other Practices                B-11

              Capital Stock and Other Securities                      B-12

              Purchase, Redemption and Pricing of Securities
              Being Offered                                           B-13

              Tax Status                                              B-14

              Underwriters                                            B-15

              Calculation of Performance Data                         B-15

              Financial Statements                                    B-16

Item 12.  General Information and History

The Trust has no prior business history.

Item 13.  Investment Objectives and Policies

Part A contains additional information about the investment objectives and policies of the Portfolios. This Part B should be read only in conjunction with Part A.

Investment Limitations

As noted in Part A, each Fund will invest all of its investable assets in its corresponding series (the "Portfolio") of the Merrimac Master Portfolio (the "Portfolio Trust"). The following investment limitations are fundamental policies applicable to the Portfolios. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Portfolios' outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called,
(i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less. Under these restrictions, a Portfolio may not:

             (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Obligations or to bank obligations or with respect to repurchase agreements collateralized by any of such obligations;

             (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

             (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

             (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that the Cash Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Portfolio's total assets;

             (5) engage in the business of underwriting the securities issued by others, except that the Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

             (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

             (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that the Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

The foregoing percentages will apply at the time of the purchase of a security. The above limitations also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

Investment Policies

See Item 4 in Part A for a description of the Portfolio's investment policies.

Description of Ratings

Description of Commercial Paper Ratings

The following descriptions of short-term debt ratings have been published by Standard & Poor's Rating Service, a division of McGraw-Hill Companies ("S&P"), Moody's Investors Service Inc.("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by S&P reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. The rating Duff-2 is regarded as having good certainty of timely payment with sound liquidity factors supported by good asset protection. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment.

Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of S&P's debt instrument ratings:

S&P's ratings are based, in varying degrees, on the following considerations:
(i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Item 14.  Management of the Funds and the Portfolios

The business and affairs of each Fund are managed under the direction of the Board of Trustees of the Trust. The business and affairs of each Portfolio are managed under the direction of the Board of Trustees of the Portfolio Trust. Each Board of Trustees approves all significant agreements between the Trust or Portfolio Trust (on behalf of each Fund or Portfolio) and the persons and companies that furnish services to the particular Fund or Portfolio, including (when applicable) agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The day-to-day operations of each Fund are delegated to its corresponding Portfolio's investment manager and such Fund's administrator.

The following are the names, addresses and dates of birth of the Trustees and officers of the Trust and the Portfolio Trust, their positions with the Trust and the Portfolio Trust, and their present and principal occupations during the past five years. An asterisk (*) indicates that a Trustee is an "interested person" of the Trust and the Portfolio Trust, as defined in the 1940 Act.

Kevin J. Sheehan, Trustee* (06/22/51), Director since 1990, President since 1992, Chairman and Chief Executive Officer since June 1995, Investors Bank & Trust Company. Chairman and Chief Executive Officer since June 1995, Investors Financial Services Corp.

Francis J. Gaul, Jr., Trustee (09/25/43), Adviser, Triad Mutual Fund Investors Corp. (Registered Investment Adviser) July 1996 - present; Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) November 1987 - January 1996.

Edward F. Hines, Jr., Trustee (09/05/45), Partner 1977 - present, Managing Partner 1983-87, Choate, Hall & Stewart.

Thomas E. Sinton, Trustee (08/26/32), Retired; Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, November 1992 - March 1993, Bankers Trust Company; General Partner, 1967 - 1992, Ernst & Young LLP.

Sean P. Brennan, President (06/27/61), Director, Marketing, Investors Bank & Trust Company, 1996 to present; Executive Vice President, Aspen Capital Management, 1995-96; Director of International Mutual Funds, CS First Boston, 1993-94; Vice President of Sales, Concord Financial Corp. 1989-93.

Timothy J. Coyne, Vice President, (05/09/67); Director, Corporate Marketing, Investors Bank & Trust Company, 1997-present; Vice President, Corporate Sales, Dreyfus Corporation, 1995-97; Assistant Vice President, Concord Financial Corp. 1992-95.

Paul J. Jasinski, Treasurer and Chief Financial Officer (02/17/47), Managing Director, Investors Bank & Trust Company, 1990 - present.

Christopher J. Quinn, Assistant Vice President, (05/06/66), Manager, Advisory Client Services, Investors Bank & Trust Company, 1996-present; Service Specialist - Mutual Funds, Fleet Bank, 1994-96; Executive Sales Assistant, Concord Financial Corp., 1993-94.

Susan C. Mosher, Secretary (01/29/55), Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995 - present; Associate Counsel, 440 Financial Group of Worcester, Inc., 1993 - 95; Associate and Partner, Gallagher, Callahan & Gartrell, P.A., 1986 - 1992.

Andrew S. Josef, Assistant Secretary, (02/25/64), Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1997-present; Senior Associate, Sullivan & Worcester LLP, 1995-97; Associate, Goodwin, Proctor & Hoar, 1993-95; Associate, Simpson Thacher & Bartlett, 1989-93.

Raymond O'Neill, Assistant Treasurer and Assistant Secretary (Portfolio Trust only) (04/12/62), Managing Director, Dublin, IBT Trust & Custodial Services (Ireland) LMTD 1994 - present; Vice President, Atlantic Corporate Management Limited, 1991-1994.

Compensation

The following table describes the compensation received by the Trustees for the fiscal year ended December 31, 1997 (with the exception of Mr. Sheehan, who receives no remuneration from the Funds or the Portfolios) for the fiscal year ended December 31, 1997.


Name of                  Aggregate              Pension or             Estimated Annual        Total
Person,                  Compensa-              Retirement             Benefits Upon           Compensation
Position                 tion From              Benefits Accrued       Retirement              From Registrant
--------                 Registrant             As Part of Portfolio   ----------              and Fund
                         ----------             Expenses                                       Complex* Paid
                                                --------                                       to Trustees
                                                                                               -----------
Francis J. Gaul, Jr.,    $5,000                 None                   None                    $25,000
Trustee

Edward F. Hines, Jr.,    $5,000                 None                   None                    $25,000
Trustee

Thomas E. Sinton,        $5,000                 None                   None                    $25,000
Trustee


* The term "Fund Complex" refers to the series of the Trust, the series of the Portfolio Trust and Merrimac Global Cash Fund (a Cayman company established in
1997).

Item 15.  Control Persons and Principal Holders of Securities

As of April 1, 1998, Capital Network Services, One Bush Street, 11th Floor, San Francisco, California held of record or beneficially owned 5% or more of the shares of the Institutional Class of the Cash Fund.

As of April 1, 1998, BNY As Agent For Its Securities Lending Customers and Investors Bank As Security Lending Agent FBO, each beneficially owned more than 25% of the voting securities of the Premium Class of the Cash Fund and therefore each controls, as such term is defined under the 1940 Act, the Premium Class of the Cash Fund. As of April 1, 1998, Saturn & Co, C/O Investors Bank, beneficially owned more than 25% of the voting securities of the

Institutional Class of the Cash Fund and the Institutional Class and the Premium Class of the Treasury Fund and therefore controls, as such term is defined under the 1940 Act, the Institutional Class of the Cash Fund and the Institutional Class and the Premium Class of the Treasury Fund.

The Trustees and officers of the Trust and the Portfolio Trust, as a group, own less than 1% of the Funds' and the Portfolios' beneficial interests, respectively.

Item 16. Investment Advisory and Other Services

Most of the Funds' or the Portfolios' day-to-day operations are performed by separate business organizations under contractual agreement with the Portfolios or the Portfolio Trust, as the case may be. The principal service providers are:

            Investment Adviser (Portfolios)                             Investors Bank & Trust Company
            Investment Sub-Adviser (Cash Portfolio)                     The Bank of New York
            Investment Sub-Adviser (Treasury Portfolio)                 Aeltus Investment Management, Inc.
            Administrator (Funds)                                       Investors Bank & Trust Company
            Administrator (Portfolios)                                  IBT Trust & Custodial Services (Ireland)
                                                                        LMTD
            Transfer Agent (Funds)                                      Investors Bank & Trust Company
            Transfer Agent (Portfolios)                                 IBT Fund Services (Canada) Inc.
            Custodian                                                   Investors Bank & Trust Company
            Independent Auditors                                        Ernst & Young LLP

Adviser

Each Portfolio and Investors Bank & Trust Company ("Investors Bank") have entered into an investment adviser agreement (the "Adviser Agreement"). Under the Adviser Agreement, Investors Bank continuously reviews and supervises the Portfolio's investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Portfolio Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. The business address of Investors Bank is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996) but otherwise has no previous experience in providing investment advisory services.

Sub-Advisers

The Bank of New York ("BNY") serves as the Cash Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "BNY Sub-Adviser Agreement") with Investors Bank. Under the BNY Sub-Adviser Agreement, BNY manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's investment objective, policies and restrictions. BNY is a wholly owned subsidiary of The Bank of New York Company, Inc. BNY has discretionary investment authority for the short-term money management of accounts exceeding $50 billion. The business address of BNY is 48 Wall Street, New York, New York 10286. For its services to the Portfolio, BNY is paid by Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Cash Portfolio.

Aeltus Investment Management, Inc. ("Aeltus") serves as the Treasury Portfolio's sub-adviser pursuant to its Investment Sub-Adviser Agreement (the "Aeltus Sub-Adviser Agreement") with Investors Bank. Under the Aeltus Sub-Adviser Agreement, Aeltus manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of the Trust's Board of Trustees and Investors Bank and in accordance with the Portfolio's investment objective, policies and restrictions. Aeltus is an indirect wholly owned subsidiary of Aetna Inc. As of December 31, 1997, Aeltus managed approximately $ 44.6 billion in assets for various individual and institutional accounts, including registered investment companies. The business address of Aeltus is 242

Trumbull Street, Hartford, Connecticut 06103-1205. For its services to the Treasury Portfolio, Aeltus is paid by Investors Bank a monthly fee computed at an annual rate of .08% of the average daily net assets of the Treasury Portfolio.

Administrator

Each Portfolio and each Fund employs IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, and Investors Bank, respectively, as Administrators under Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Investors Bank also assists the Funds in preparing state "blue sky" filings and otherwise assists the Funds in complying with state securities law requirements.

Transfer Agent

Investors Bank acts as transfer agent for each Fund and IBT Fund Services (Canada) Inc. ("IBT Canada"), a subsidiary of Investors Bank, acts as transfer agent for each Portfolio pursuant to Transfer Agency Agreements. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of shares and the establishment and maintenance of shareholders accounts for each Fund, and IBT Canada is responsible for maintaining records of shareholder interests for each Portfolio.

Custodian and Fund Accountant

Investors Bank acts as custodian for each Fund and each Portfolio and IBT Canada acts as fund accountant for the Portfolios. As custodian, Investors Bank holds cash, securities and other assets of each Fund and each Portfolio as required by the 1940 Act. As fund accountant for each Fund and each Portfolio, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio and Fund.

For its services under the Adviser Agreement, Administration Agreement, Transfer Agency Agreement, Custodian Agreement and the Fund Accounting Agreement, each Portfolio pays Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of 0.17% of the average daily net assets of the particular Portfolio. For its services under the Administration Agreement, the Transfer Agency Agreement, the Custodian Agreement and the Fund Accounting Agreement, each Fund pays Investors Bank an aggregate fee which is calculated daily and paid monthly, at an annual rate of .01% of the average daily net assets of the Fund. Investors Bank is solely responsible for the payment of all fees to BNY, Aeltus and to its subsidiaries.

For the last two fiscal periods ended December 31, 1997, the fee paid to Investors Bank by the Trust (on behalf of the Cash Fund) for all services rendered by Investors Bank to the Cash Fund was $ 6,416 and $133,615, respectively.

For the fiscal period ended December 31, 1997, the fee paid to Investors Bank by the Trust (on behalf of the Treasury Fund) for all services rendered by Investors Bank to the Treasury Fund was $4,640.

Independent Auditors

For the period ended December 31, 1996, the Boston, Massachusetts office of Ernst & Young LLP ("Ernst & Young LLP") served as independent auditors to the Trust and the Portfolio Trust. For the fiscal year ended December 31, 1997, the Grand Cayman office of Ernst & Young ("Ernst & Young") served as independent auditors to the Trust and the Portfolio Trust. Ernst & Young LLP and Ernst & Young are responsible for performing, for the respective periods noted above, annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, a review of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust.

The mailing address of Ernst & Young LLP is 200 Clarendon Street, Boston, Massachusetts 02116. The mailing address of Ernst & Young is One Capital Place, Shedden Road, Georgetown, Grand Cayman, Cayman Islands, British West Indies.

Item 17.  Brokerage Allocation and Other Practices

Each Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Subject to this requirement, securities may be bought from or sold to brokers or dealers who have furnished statistical, research and other information or services to Investors Bank, BNY or Aeltus. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocation of transactions, including their frequency, to various dealers is determined by BNY and Aeltus in their best judgment and in a manner deemed to be in the best interest of shareholders of the particular Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for each Portfolio will be made independently from those for any other account that is or may in the future become managed by BNY or Aeltus. If, however, a Portfolio and other accounts managed by BNY or Aeltus are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other accounts managed by BNY or Aeltus occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. For the fiscal year ended December 31, 1997, the Cash Portfolio and the Treasury Portfolio paid no brokerage commissions.

No transactions are executed with BNY, Aeltus or Investors Bank, or with any affiliate of either entity, acting either as principal or as broker.

Item 18.  Capital Stock and Other Securities

The Trust was organized as a Delaware business trust on October 30, 1996 and operates under a Master Trust Agreement, dated October 30, 1996 and amended February 6, 1997 and November 5, 1997. The Trust is authorized to issue beneficial interests only to accredited investors, as such term is defined under Rule 501 of the Securities Act of 1933. The beneficial interests of each series shall hereinafter be referred to as "shares" and the holders of such interests shall hereinafter be referred to as "shareholders." The Trustees shall have the authority to establish series, each of which shall be a separate subtrust and the shares of which shall be separate and distinct from the shares of any other series and shall evidence ownership interest in a different investment portfolio (hereinafter referred to as a "Series"). The shares in each Series may have such rights as the Trustees may establish from time to time, including with respect to price, terms and manner of purchase and redemption, dividends and other distributions, rights on liquidation, sinking or purchase fund provisions, conversion rights and conditions under which the shareholders of the several Series shall have separate voting rights or no voting rights.

As of the date of this Part B, the Trust is comprised of the following Series, each of which commenced operations on the date set forth opposite the Fund's name:

              Merrimac Cash Fund                  November 12, 1996
              Merrimac Treasury Fund              April 2, 1997

The Trust is authorized, without shareholder approval, to divide shares of any Series into two or more classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine. Currently, the Funds offer three classes of shares, the Premium Class, the Institutional Class and the Placement Class, which are described in Part A.

The Trustees may, without any vote of the shareholders, amend or otherwise supplement the Master Trust Agreement by an instrument in writing executed by a majority of the Trustees, provided that shareholders shall have the right to vote with respect to the election or removal of Trustees, any investment advisory contract, any dissolution of a Series, certain amendments to this Master Trust Agreement, any merger, consolidation or sale of assets, such additional matters relating to the Trust as may be required by the 1940 Act or otherwise required or authorized by law or by any registration statement of the Trust filed with the SEC, or as the Trustees may consider desirable.

Under Delaware law and the Master Trust Agreement, shareholders of a Series may not be held liable for the obligations of a Series, although there can be no assurance that such provisions of law will be respected in all jurisdictions. If any present or past shareholder of any Series of the Trust is charged or held personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Series, upon request, shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder shall be entitled out of the assets of such Series, to be held harmless from and indemnified against all loss and expense arising from such liability. Thus, the risk to shareholders of incurring financial loss beyond their investment is limited to circumstances in which a jurisdiction does not respect the limitation of liability provisions of Delaware law and the Master Trust Agreement and the Series itself is unable to meet its obligations.

The Trust will not have an Annual Meeting of Shareholders. Special Meetings may be convened: (i) by the Board of Trustees; (ii) upon written request to the Board of Trustees by the holders of at least 10% of the outstanding shares of the Trust (if such matter relates to the Trust as a whole) or a Fund (if such matter relates only to such Fund); or (iii) upon the Board of Trustee's failure to honor the shareholder's request described above, by shareholders of at least 10% of the outstanding shares giving notice of the Special Meeting to the shareholders.

Item 19.  Purchase, Redemption and Pricing of Securities Being Offered

Manner In Which Shares Are Offered

Shares of each Fund and each Portfolio are issued solely in private placement transactions which do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in a Portfolio may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act. Fund Shares are sold directly by the Trust without a distributor and are not subject to a sales load or redemption fee; assets of the Premium Class are not subject to a Rule 12b-1 or shareholder servicing fee while assets of the Institutional Class are subject to shareholder servicing fee of up to 0.25% of average daily net assets and the assets of the Placement Class are subject to a shareholder servicing fee of up to 0.25% of average daily net assets and a placement fee of up to 0.25% of average daily net assets. Portfolio Shares are sold directly by the Portfolio Trust without a distributor and are not subject to a sales load or redemption fee; assets of the Portfolio Trust are not subject to a Rule 12b-1 or shareholder servicing fee.

Valuation of Shares

The net asset value per share of each Fund is determined each day that the New York Stock Exchange ("NYSE") is open (a "Business Day"). This determination is made once each day as of 2:00 p.m., Eastern time.

The assets in each Fund are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the net asset value of shares of a Fund at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share.

The net asset value per share of the Fund is determined by dividing the value of the Fund's net assets (i.e., its value of its investment in the Portfolio and other assets, including accrued but undistributed net investment income less liabilities) by the total number of the shares of the Fund outstanding. As a result of the Portfolio's use of the amortized cost method, it is anticipated that the Fund's net asset value per share will be stabilized at $1.00; however there can be no assurance that the Fund's net asset value per share will always remain at $1.00.

Item 20.  Tax Status

Each Fund intends to annually qualify and elect to be treated as a "regulated investment company'" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, a Fund will not be subject to U.S. federal income taxes on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net long-term capital gain (the excess of net realized long-term capital gain over net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. If in any year a Fund fails to qualify as a regulated investment company, the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain additional distribution requirements upon requalification.

Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both the corporate income and excise taxes.

All dividends and distributions to shareholders of each Fund of investment company taxable income will be taxable to shareholders whether paid in cash or reinvested in additional shares. For federal income tax purposes, distributions of net investment income, which includes the excess of a Fund's net realized short-term capital gains over net realized long-term capital losses, are taxable to shareholders as ordinary income.

Distributions of net realized long-term capital gains designated by a Fund as "capital gain dividends" will be taxable as long-term capital gains, whether paid in cash or additional shares, regardless of how long the shares have been held by such shareholders, and such distributions will not be eligible for the dividends received deduction. Generally, no portion of a Fund's dividends will qualify for the dividends received deduction available to corporations. Long-term capital gains currently are taxed at the same federal income tax rates as ordinary income and short-term capital gains.

Gain or loss, if any, recognized on the sale or other disposition of shares of a Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of shares of a Fund before holding them for more than six months, any loss on the sale or other disposition of such shares shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are sold.

The above discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions, or the state, local, or foreign tax laws that may be applicable to certain investors. Investors should consult their own tax advisers with respect to the special tax rules that may apply in their particular situations, as well as the state, local, or foreign tax consequences to them of investing in a Fund.

Item 21.  Underwriters

Not Applicable.

Item 22.  Calculation of Performance Data

The yield for each Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. An effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) [SUP{365/7}]]-1

The following are the current yields and effective yields for the Cash Fund and the Treasury Fund for the seven-day period ended December 31, 1997:

Cash Fund                                                     Treasury Fund
Premium Class Yield 5.66%                                   Premium Class Yield 4.99%
Premium Class Effective Yield 5.82%                         Premium Class Effective Yield 5.11%
Institutional Class Yield 5.41%                             Institutional Class Yield 4.74%
Institutional Class Effective Yield 5.55%                   Institutional Class Effective Yield 4.85%

The Placement Class has not yet commenced operations.

The yields quoted are not indicative of future results. Yields of a Fund will depend on the type, quality, maturity, and interest rate of money market instruments held by the respective Portfolio in which such Fund invests.

Item 23.  Financial Statements

The financial statements contained in the Annual Report of the Cash Fund and the Treasury Fund (Accession Number 0001029869-98-000355) for the fiscal year ended December 31, 1997 (and filed via the SEC's EDGAR electronic filing system on March 6, 1998) are incorporated by reference into this Part B.

                                     PART C

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

    (1) Financial Statements included in PART A of this Registration Statement:

    None

    (2) Financial Statements included in PART B of this Registration Statement:

    Portfolio of Investments at December 31, 1997*

    Statements of Assets and Liabilities at December 31, 1997*

    Statements of Operations of the Cash Fund for the year ended December 31, 1997 and of the Treasury Fund for the period April 2, 1997 (Commencement of Operations) to December 31, 1997*

    Statements of Changes in Net Assets of the Cash Fund for the period November 12, 1996 (Commencement of Operations) to December 31, 1996 and for the year ended December 31, 1997 and of the Treasury Fund for the period April 2, 1997 (Commencement of Operations) to December 31, 1997*

    Financial Highlights of the Cash Fund for the period from November 12, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997*

    Financial Highlights of the Treasury Fund for the period from April 2, 1997 (commencement of operations) to December 31, 1997*

    Supplementary Data*

    Notes to Financial Statements - December 31, 1997*

    Independent Auditors' Report - February 13, 1998*

  *Incorporated herein by reference to the Annual Report of the Registrant for the fiscal year ended December 31, 1997, filed with the Securities and Exchange Commission on the EDGAR system on March 6, 1998 (Accession Number 0001029869-98-000355)

(b) Exhibits:

          Exhibit No.                Description
          -----------                -----------

              1(a)                   Master Trust Agreement, effective as of October 30,
                                     1996(1)

              1(b)                   Amendment No. 1 to the Master Trust Agreement(1)

              1(c)                   Amendment No. 2 to the Master Trust Agreement

              2                      By-Laws(1)

              3                      None

              4                      None

              5(a)                   Investment Adviser Agreement between Merrimac Master
                                     Portfolio and Investors Bank & Trust Company
                                     ("Investors Bank")(1)

              5(b)                   Investment Sub-Adviser Agreement between Investors
                                     Bank and The Bank of New York(1)

              5(c)                   Investment Sub-Adviser Agreement between Investors
                                     Bank and Aeltus Investment Management, Inc.(1)

              6                      *

              7                      Not Applicable

              8                      Custodian Agreement between Registrant and Investors
                                     Bank(1)

              9(a)                   Administration Agreement between Registrant and
                                     Investors Bank(1)

              9(b)                   Transfer Agency Agreement between Registrant and
                                     Investors Bank(1)

              10                     *

              11                     *

              12                     *

              13                     None

              14                     Not Applicable

              15(a)                  Shareholder Servicing Plan (Institutional Class(1)

              15(b)                  Shareholder Servicing Plan (Placement Class)

              15(c)                  Shareholder Servicing Agreement (Institutional
                                     Class)(1)

              15(d)                  Shareholder Servicing Agreement (Placement Class)

              15(e)                  Plan of Distribution (Placement Class)

              15(f)                  Private Placement Agent Agreement (Placement Class)

              16                     Not Applicable

              17                     Financial Data Schedules

              18(a)                  Multiple Class Expense Allocation Plan (Rule 18f-3)(1)

              18(b)                  First Amended and Restated Multiple Class Expense
                                     Allocation Plan

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed April 1, 1997 (Accession No. 0001029869-97-000412).

*Pursuant to General Instructions F3 of Form N-1A, a registration statement filed under only the Investment Company Act of 1940 shall consist of the facing sheet of the Form, responses to all items of Part A and B except Items 1, 2, 3, and 5A of Part A thereof, responses to all items of Part C except Items 24(b)(6), 24(b)(10) and 24(b)(11) , required signatures and all other documents that are required or which the Registrant may file as part of the registration statement.

Item 25.  Persons Controlled by or Under Common Control with Registrant

As of the close of business on April 1, 1998, the following are owners of 25% or more of the value of the outstanding shares of the Merrimac Cash Fund and the Merrimac Treasury Fund.

Merrimac Cash Fund (Premium Class)
----------------------------------

        Record Owner                                                                       Percent Ownership
        ------------                                                                       -----------------

        The Bank of New York                                                                       64.99%
        As Agent for its Securities Lending
        Customers
        101 Barclay Street
        New York, NY 10286

        Investors Bank & Trust Company                                                              34.44%
        As Security Lending Agent FBO
        200 Clarendon Street
        Boston, MA 02116

        Merrimac Cash Fund (Institutional Class)
        ----------------------------------------

        Record Owner                                                                       Percent Ownership
        ------------                                                                       -----------------

        Saturn & Co                                                                                92.13%
        C/O Investors Bank & Trust Company
        P.O. Box 9130
        Boston, MA  02117--9130

Merrimac Treasury Fund (Premium Class)
--------------------------------------

        Record Owner                                                                       Percent Ownership
        ------------                                                                       -----------------

        Saturn & Co.                                                                               100.00%
        C/O Investors Bank & Trust Company
        P.O. Box 9130
        Boston, MA 02117-9130







Merrimac Treasury Fund (Institutional Class)
--------------------------------------------

        Record Owner                                                                       Percent Ownership
        ------------                                                                       -----------------

        Saturn & Co.                                                                               100.00%
        C/O Investors Bank & Trust Company
        P.O. Box 9130
        Boston, MA 02117-9130

Since, as of April 1, 1998, the Merrimac Cash Fund is the owner of greater than 25% of the interests in the Merrimac Cash Portfolio, a series of the Merrimac Master Portfolio, it controls the Merrimac Cash Portfolio and the shareholders listed above may also be deemed to control the Merrimac Cash Portfolio.

Item 26.  Number of Holders of Securities

As of April 1, 1998, the record holders of each class of Registrant's securities were as follows:

              Title of Class                                                      Number of Record Holders
              --------------                                                      ------------------------

              Merrimac Cash Fund (Premium Class)                                              4
              Merrimac Cash Fund (Institutional Class)                                        3
              Merrimac Cash Fund (Placement Class)                                            0
              Merrimac Treasury Fund (Premium Class)                                          1
              Merrimac Treasury Fund (Institutional Class)                                    1
              Merrimac Treasury Fund (Placement Class)                                        0

Item 27.  Indemnification

Under Article V of the Registrant's Declaration of Trust, the Trust shall indemnify, to the fullest extent permitted by law (including the 1940 Act), each Trustee, officer or employee of the Trust (including any Person who serves at the Trust's request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee, except with respect to any matter as to which such Person shall have been adjudicated to have acted with bad faith, willful misfeasance, gross negligence or reckless disregard of such Person's duties, such liabilities and expenses being liabilities only of the Portfolio Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for such payment of for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office (i) by the court or other body approving the settlement or other disposition; or (ii) based upon a review of readily available facts (as opposed to a full trial-type inquiry), by written opinion from independent legal counsel approved by the Trustees; or (iii) by a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 28.  Business and Other Connections of Investment Adviser

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio (in which the Merrimac Cash Fund has invested all of its assets) and the Merrimac Treasury Portfolio (in which the Merrimac Treasury Fund has invested all of its assets). Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


                                                                                    Business and Other
                                                                                    Positions Within
Name                                 Position With Adviser                          Last Two Years
----                                 ---------------------                          --------------

Kevin J. Sheehan                     President & Chief Executive Officer            Chief Executive Officer since
                                                                                    June 1995;
                                                                                    President since June 1992

Michael F. Rogers                    Executive Vice President                       since September 1993

Karen C. Keenan                      Senior Vice President, Chief                   Treasurer since September
                                     Financial Officer and Treasurer                1997; Senior Vice President
                                                                                    and Chief Financial Officer
                                                                                    since June 1995

Edmund J. Maroney                    Senior Vice President, Technology              since July 1991

Robert D. Mancuso                    Senior Vice President, Marketing               since September 1993
                                     Client Services

David F. Flynn                       Senior Vice President-Lending                  since April 1992

John E. Henry                        General Counsel & Secretary                    since January 1997; General
                                                                                    Counsel & Assistant Secretary
                                                                                    since February 1996

James M. Oates                       Director                                       Chairman of IBEX Capital
                                                                                    Markets, LLC since 1996;
                                                                                    Managing Director of The
                                                                                    Wydown Group 1994-1996

Thomas P. McDermott                  Director                                       Managing Director of TPM
                                                                                    Associates since 1994

Frank B. Condon                      Director                                       Chief Executive Officer &
                                                                                    Chairman  of The Woodstock
                                                                                    Corporation from 1993 to
                                                                                    April 1997

Phyllis S. Swersky                   Director                                       President of The Meltech
                                                                                    Group since 1995; President &
                                                                                    Chief Executive Officer of
                                                                                    The NET Collaborative from
                                                                                    1996 to 1997.

Donald G. Friedl                     Director                                       President of All Seasons
                                                                                    from 1986 until January 1997

Robert B. Fraser                     Director                                       Retired, Formerly, Chairman
                                                                                    of Goodwin,
                                                                                    Procter & Hoar,
                                                                                    L.L.P.

Item 29.  Principal Underwriters

Not Applicable

Item 30.  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Fund and the Merrimac Treasury Fund are referred to as the "Funds" and the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio are referred to as the Portfolios.)

Investors Bank & Trust Company
200 Clarendon  Street
Boston, MA 02116
(Investment Adviser to the Portfolios; Administrator, and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios)

The Bank of New York
48 Wall Street
New York, NY  10286
(Investment Sub-Adviser to the Merrimac Cash Portfolio)

Aeltus Investment Management, Inc.
242 Trumbull Street
Hartford, CT  06103
(Investment Sub-Adviser to the Merrimac Treasury Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Svs (Canada) Inc.
1 First Canadian, King Street West
Suite 2800 P.O. Box 231
Toronto, CA  M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts as of the 21st day of April, 1998.


                                 MERRIMAC FUNDS

                                 /s/ Sean P. Brennan
                                 ------------------
                                 Sean P. Brennan
                                 President

                                  EXHIBIT INDEX

Exhibit No.        Description
-----------        -----------

    1(c)           Amendment No. 2 to Master Trust Agreement

    15(b)          Shareholder Servicing Plan (Placement Class)

    15(d)          Form of Shareholder Servicing Agreement (Placement Class)

    15(e)          Plan of Distribution

    15(f)          Form of Private Placement Agent Agreement (Placement Class)

    17             Financial Data Schedules

    18(b)          First Amended and Restated Multiple Class Expense Allocation Plan